LEASE - Total leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LEASE
2020	$ 37,080
2021	9,941
2022	3,632
2023	1,242
2024	369
Thereafter	1,859
Total future minimum lease payments	$ 54,123
2019		$ 46,392
2020		26,067
2021		5,270
2022		2,541
2023		1,077
Thereafter		1,504
Total future minimum lease payments		$ 82,851